The Glenmede Fund, Inc.
The Glenmede Portfolios
Supplement dated November 18, 2011 to the
Statement of Additional Information dated February 28, 2011, as supplemented
The eighth paragraph of the “Price of Portfolio Shares” section, which begins on page 21 of the Statement of Additional Information (the “SAI”), is replaced in its entirety with the following:
     Marketable fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market, at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is not such a reported sale, the latest quoted bid price will be used. NAV includes interest on fixed income securities which is accrued daily. In addition, bond and other fixed income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when a Portfolio’s advisor believes such prices reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to specific securities. The matrix pricing method values securities by reference to prices of comparable securities obtained from sources the advisor deems accurate and reliable. Debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, pursuant to which (i) such securities shall be valued initially at cost on the date of purchase and (ii) thereafter (absent unusual circumstances), a constant proportionate amortization of any discount or premium shall be assumed until maturity of the security.
The tenth paragraph of the “Price of Portfolio Shares” section, which begins on page 21 of the SAI, is replaced in its entirety with the following:
     The Muni Intermediate and New Jersey Muni Portfolios’ municipal obligations for which quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the Portfolios’ advisor to reflect the fair market value of such municipal obligations. Municipal obligations for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Glenmede Portfolios’ Board. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost, pursuant to which (i) such securities are valued initially at cost on the date of purchase and (ii) thereafter (absent unusual circumstances), a constant proportionate amortization of any discount or premium shall be assumed until maturity of the security.

The Glenmede Fund, Inc.
Supplement dated November 18, 2011 to the
Statement of Additional Information dated December 31, 2010
The fourth paragraph of the “Price of Portfolio Shares” section, which begins on page 13 of the Statement of Additional Information (the “SAI”), is replaced in its entirety with the following:
     Marketable fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market, at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is not such a reported sale, the latest quoted bid price will be used. NAV includes interest on fixed income securities which is accrued daily. In addition, bond and other fixed income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when a Portfolio’s advisor believes such prices reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to specific securities. The matrix pricing method values securities by reference to prices of comparable securities obtained from sources the advisor deems accurate and reliable. Debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, pursuant to which (i) such securities shall be valued initially at cost on the date of purchase and (ii) thereafter (absent unusual circumstances), a constant proportionate amortization of any discount or premium shall be assumed until maturity of the security.